Consolidated Schedule of Investments
July 31, 2024
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–60.91%(a)
Argentina–0.01%
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	$96,817
Australia–5.07%
Australia Government Bond, Series 142, 4.25%, 04/21/2026(b)	AUD	83,500,000	54,940,283
Belgium–0.49%
KBC Group N.V., 4.25%(b)(c)(d)	EUR	5,000,000	5,282,259
Brazil–1.93%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	BRL	28,000,000	20,916,518
Canada–5.21%
Ontario Electricity Financial Corp.,
9.00%, 05/26/2025	CAD	26,500,000	19,933,033
8.50%, 05/26/2025	CAD	20,400,000	15,281,878
Province of Quebec, 5.35%, 06/01/2025	CAD	29,000,000	21,211,221
			56,426,132
Colombia–8.07%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	45,000,000,000	10,845,564
Series B, 6.00%, 04/28/2028	COP	51,500,000,000	11,308,975
Series B, 7.75%, 09/18/2030	COP	175,000,000,000	38,825,666
Series B, 9.25%, 05/28/2042	COP	16,250,000,000	3,316,318
Series B, 7.25%, 10/26/2050	COP	100,000,000,000	15,960,466
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,362,625
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	1,338,071
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	4,520,328
			87,478,013
Egypt–2.12%
Egypt Government Bond,
0.00%, 09/30/2025(e)	EGP	250,000,000	3,951,125
23.85%, 07/02/2027	EGP	250,000,000	4,916,960
	Principal Amount		Value
Egypt–(continued)
Egypt Treasury Bills,
Series 364D, 25.90%, 03/18/2025(f)	EGP	240,000,000	$4,254,635
Series 364D, 25.75%, 04/01/2025(f)	EGP	166,675,000	2,929,392
Series 364D, 25.95%, 04/29/2025(f)	EGP	400,000,000	6,911,848
			22,963,960
France–0.21%
Credit Agricole S.A., 7.25%(b)(c)(d)	EUR	2,000,000	2,274,069
Germany–0.22%
Deutsche Bank AG, 4.50%(b)(c)(d)	EUR	2,400,000	2,364,388
Greece–0.29%
Eurobank S.A., 4.88%, 04/30/2031(b)(c)	EUR	2,500,000	2,807,424
Hellenic Republic Government Bond, 0.00%, 10/15/2042(e)	EUR	107,000,000	330,032
			3,137,456
India–4.79%
India Government Bond,
8.15%, 11/24/2026	INR	500,000,000	6,149,401
6.54%, 01/17/2032	INR	1,000,000,000	11,696,102
7.26%, 08/22/2032	INR	1,300,000,000	15,830,193
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,039,765
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	6,039,795
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	6,103,812
			51,859,068
Indonesia–1.98%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	200,000,000,000	12,162,996
Series FR96, 7.00%, 02/15/2033	IDR	150,000,000,000	9,273,985
			21,436,981
Ivory Coast–0.46%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	5,000,000	5,002,531
Mexico–0.98%
Mexican Bonos, Series M, 8.00%, 07/31/2053	MXN	244,000,000	10,607,014

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Netherlands–0.39%
ABN AMRO Bank N.V., 4.38%(b)(c)(d)	EUR	4,000,000	$4,261,251
Peru–4.57%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(b)	PEN	10,000,000	2,741,650
Peru Government Bond, 6.15%, 08/12/2032	PEN	180,000,000	46,823,432
			49,565,082
South Africa–7.44%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	783,300,000	38,682,225
Series 2040, 9.00%, 01/31/2040	ZAR	930,000,000	41,918,298
			80,600,523
Spain–6.02%
Repsol International Finance B.V., 3.75%(b)(c)(d)	EUR	2,200,000	2,361,622
Spain Government Bond, 2.80%, 05/31/2026	EUR	51,000,000	55,160,525
Telefonica Europe B.V., 2.88%(b)(c)(d)	EUR	7,400,000	7,661,781
			65,183,928
Supranational–1.69%
African Development Bank,
0.00%, 04/05/2046(e)	ZAR	600,000,000	3,700,857
0.00%, 01/17/2050(e)	ZAR	310,000,000	1,419,377
Corp. Andina de Fomento, 10.35%, 03/15/2033(b)	MXN	200,000,000	10,679,835
International Bank for Reconstruction & Development, 0.00%, 09/30/2052(e)	MXN	700,000,000	2,550,373
			18,350,442
United Kingdom–8.65%
Barclays PLC, 8.88%(b)(c)(d)	GBP	10,000,000	13,266,075
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	4,700,000	5,885,344
Lloyds Banking Group PLC, 8.50%(c)(d)	GBP	4,600,000	6,124,201
Nationwide Building Society, 5.75%(b)(c)(d)	GBP	2,200,000	2,695,638
NatWest Group PLC, 5.13%(c)(d)	GBP	4,200,000	5,073,760
United Kingdom Gilt, 3.50%, 10/22/2025(b)	GBP	43,000,000	54,582,704
	Principal Amount		Value
United Kingdom–(continued)
United Kingdom Inflation-Linked Gilt, 1.25%, 11/22/2054(b)	GBP	4,796,538	$6,085,414
			93,713,136
Uruguay–0.32%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	138,900,300	3,477,678
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $695,484,552)			659,937,529

U.S. Dollar Denominated Bonds & Notes–13.75%
Argentina–0.59%
Argentine Republic Government International Bond, 1.75%, 07/09/2030(g)		$2,400,000	1,299,600
Telecom Argentina S.A., 9.50%, 07/18/2031(b)		3,600,000	3,571,678
YPF S.A., 8.50%, 07/28/2025(b)		1,487,000	1,484,389
			6,355,667
Australia–0.46%
QBE Insurance Group Ltd., 6.75%, 12/02/2044(b)(c)		5,000,000	5,007,178
Brazil–1.53%
Brazilian Government International Bond, 6.13%, 01/22/2032		3,500,000	3,487,286
CSN Inova Ventures, 6.75%, 01/28/2028(b)		475,000	459,499
Minerva (Luxembourg) S.A., 4.38%, 03/18/2031(b)		2,200,000	1,852,199
Nexa Resources S.A., 6.50%, 01/18/2028(b)		5,000,000	5,097,195
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)		5,970,000	5,656,158
			16,552,337
Chile–0.67%
AES Andes S.A., 6.35%, 10/07/2079(b)(c)		1,398,000	1,381,677
Banco del Estado de Chile, 7.95%(b)(c)(d)		1,450,000	1,503,544
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)		4,400,000	4,349,238
			7,234,459
China–0.19%
Prosus N.V., 3.26%, 01/19/2027(b)		2,200,000	2,076,944
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount	Value
Colombia–0.49%
Ecopetrol S.A., 8.63%, 01/19/2029	$5,000,000	$5,307,570
Dominican Republic–0.28%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)(h)	2,975,000	3,071,598
France–1.69%
BNP Paribas S.A.,
7.38%(b)(c)(d)	5,000,000	5,032,585
7.75%(b)(c)(d)	2,200,000	2,271,495
Electricite de France S.A., 9.13%(b)(c)(d)	7,000,000	7,773,024
Societe Generale S.A., 10.00%(b)(c)(d)	3,000,000	3,174,945
		18,252,049
Hong Kong–0.20%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)	2,200,000	2,165,657
India–0.59%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(b)	1,333,000	1,261,002
Muthoot Finance Ltd., 7.13%, 02/14/2028(b)	5,000,000	5,092,976
		6,353,978
Iraq–0.10%
Iraq International Bond, 5.80%, 01/15/2028(b)	1,093,750	1,038,218
Ireland–0.50%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,513,276
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(e)	346,651	338,178
Series 119, 0.00%, 04/30/2025(b)(e)	368,795	359,780
Series 120, 0.00%, 04/30/2025(b)(e)	461,639	450,355
Series 122, 0.00%, 04/30/2025(b)(e)	404,463	394,577
Series 124, 0.00%, 04/30/2025(b)(e)	324,862	316,922
Series 126, 0.00%, 04/30/2025(b)(e)	363,420	354,537
Series 127, 0.00%, 04/30/2025(b)(e)	420,947	410,658
0.00%, 04/30/2025(b)(e)	330,374	322,299
		5,460,582
Macau–0.51%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)	3,520,000	3,483,469
Principal Amount		Value
Macau–(continued)
Wynn Macau Ltd., 5.63%, 08/26/2028(b)	$2,200,000	$2,085,388
		5,568,857
Mexico–1.34%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)(h)	2,500,000	2,573,462
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	3,520,000	2,835,719
6.99%, 02/20/2032(b)	876,000	663,933
CEMEX S.A.B. de C.V., 5.13%(b)(c)(d)	3,050,000	2,980,019
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	3,750,000	2,991,139
Petroleos Mexicanos, 6.88%, 08/04/2026	2,500,000	2,467,001
		14,511,273
Nigeria–0.19%
Nigeria Government International Bond, 8.38%, 03/24/2029(b)	2,200,000	2,073,946
Peru–0.17%
Petroleos del Peru S.A., 4.75%, 06/19/2032(b)	2,500,000	1,884,134
South Africa–0.43%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	5,000,000	4,675,798
Supranational–0.23%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	2,400,000	2,440,998
Switzerland–1.73%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(c)	4,000,000	3,988,352
Credit Suisse Group AG, 6.25%(b)(c)(d)(i)	9,800,000	1,176,000
UBS Group AG,
4.88%(b)(c)(d)	5,000,000	4,721,377
6.88%(b)(c)(d)	5,000,000	4,990,625
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(c)	4,000,000	3,905,430
		18,781,784
Turkey–0.27%
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(b)	2,860,000	2,921,054
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
United Kingdom–1.13%
abrdn PLC, 4.25%, 06/30/2028(b)		$2,000,000	$1,868,695
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)(h)		4,400,000	4,196,504
NatWest Group PLC, 6.00%(c)(d)		2,000,000	1,979,187
Vodafone Group PLC, 3.25%, 06/04/2081(c)(h)		4,400,000	4,157,479
			12,201,865
United States–0.27%
BP Capital Markets PLC, 4.88%(c)(d)(h)		1,500,000	1,421,808
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,535,711
			2,957,519
Uzbekistan–0.19%
National Bank of Uzbekistan, 8.50%, 07/05/2029(b)		2,065,000	2,051,805
Total U.S. Dollar Denominated Bonds & Notes (Cost $160,921,953)			148,945,270

Asset-Backed Securities–6.72%
Alba PLC,
Series 2007-1, Class F, 8.49% (SONIA + 3.37%), 03/17/2039(a)(b)(j)	GBP	2,998,050	3,691,888
Series 2006-2, Class F, 8.49% (SONIA + 3.37%), 12/15/2038(a)(b)(j)	GBP	997,696	1,189,183
Auburn 15 PLC,
Series E, 7.10% (SONIA + 2.00%), 07/20/2045(a)(b)(j)	GBP	870,000	1,080,870
Series F, 7.60% (SONIA + 2.50%), 07/20/2045(a)(b)(j)	GBP	1,035,000	1,287,809
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 5.74% (SONIA + 0.62%), 06/15/2044(a)(b)(j)	GBP	4,000,000	4,842,195
Series 2007-2, Class B2, 9.24% (SONIA + 4.12%), 09/15/2044(a)(b)(j)	GBP	3,750,000	4,588,407
Eurosail PLC, Series 2007-4X, Class D1A, 7.00% (SONIA + 1.87%), 06/13/2045(a)(b)(j)	GBP	4,094,013	4,803,842
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.14% (SONIA + 1.01%), 03/13/2045(a)(b)(j)	GBP	2,500,000	2,760,989
	Principal Amount		Value
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(b)(e)(k)	GBP	207,500,000	$3,340,798
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 8.67% (SONIA + 3.62%), 10/15/2048(a)(b)(j)	GBP	3,129,741	4,024,373
Series 2007-1X, Class B2, 8.17% (SONIA + 3.12%), 04/15/2049(a)(b)(j)	GBP	1,959,678	2,416,881
Mortgage Funding PLC, Series 2008-1, Class B2, 8.45% (SONIA + 3.32%), 03/13/2046(a)(b)(j)	GBP	1,509,419	1,857,880
Newgate Funding PLC,
Series 2006-2, Class CB, 4.13% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(b)(j)	EUR	1,412,749	1,386,567
Series 2007-2X, Class CB, 4.16% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(b)(j)	EUR	1,772,031	1,593,544
Series 2007-1X, Class CB, 4.17% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(b)(j)	EUR	1,037,130	969,739
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 4.59% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(b)(j)	EUR	6,563,846	6,625,492
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F, 9.53% (SONIA + 4.50%), 07/20/2053(a)(b)(j)	GBP	1,000,000	1,289,362
Sestante Finance S.r.l., Series 2005, Class C1, 4.49% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(b)(j)	EUR	9,700,000	6,890,908
IM Pastor 4, FTA, Series B, 3.89% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(b)(j)	EUR	3,800,000	2,804,537
Lusitano Mortgages No. 5 PLC, Series D, 4.65% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(b)(j)	EUR	2,490,909	2,296,753
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(l)		$10,843,617	10,301,436
0.00%, 12/31/2043(a)(e)(l)	ARS	117,222,368	119,646
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount			Value
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(e)(k)(l)	ARS	445,000,000	$2,645,843
Total Asset-Backed Securities (Cost $78,741,208)			72,808,942
U.S. Treasury Securities–6.34%
U.S. Treasury Bills–6.34%
5.27 - 5.29%, 09/05/2024 (Cost $68,652,428)(f)(m)		$68,652,428	68,652,428
Shares
Common Stocks & Other Equity Interests–3.49%
Argentina–3.49%
Banco BBVA Argentina S.A.		500,000	1,968,833
Banco Macro S.A., Class B		950,000	6,685,438
Grupo Financiero Galicia S.A., Class B		2,260,000	9,008,392
Pampa Energia S.A.(n)		1,450,000	3,661,009
YPF S.A., ADR(n)		70,000	1,395,800
YPF S.A., Class D(n)		547,500	15,161,695
Total Common Stocks & Other Equity Interests (Cost $27,596,389)			37,881,167
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(o)(p)		7,625,086	7,625,086
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.20%(o)(p)	14,160,802	$14,160,802
Total Money Market Funds (Cost $21,785,888)		21,785,888

Options Purchased–2.70%
(Cost $35,810,578)(q)		29,218,337
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-95.92% (Cost $1,088,992,996)		1,039,229,561
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.36%
Invesco Private Government Fund, 5.30%(o)(p)(r)	1,074,004	1,074,004
Invesco Private Prime Fund, 5.48%(o)(p)(r)	2,797,680	2,798,519
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,872,523)		3,872,523
TOTAL INVESTMENTS IN SECURITIES—96.28% (Cost $1,092,865,519)		1,043,102,084
OTHER ASSETS LESS LIABILITIES–3.72%		40,343,383
NET ASSETS–100.00%		$1,083,445,467
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombia Peso
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
PEN	– Peruvian Sol
SONIA	– Sterling Overnight Index Average
UYU	– Uruguay Peso
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $367,514,865, which represented 33.92% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at July 31, 2024.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Non-income producing security.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,424,446	$183,905,186	$(196,704,546)	$-	$-	$7,625,086	$280,413
Invesco Liquid Assets Portfolio, Institutional Class	14,229,288	131,275,382	(145,507,487)	(1,097)	3,914	-	190,947
Invesco Treasury Portfolio, Institutional Class	23,342,225	220,118,366	(229,299,789)	-	-	14,160,802	327,183
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,739,416	25,334,293	(26,999,705)	-	-	1,074,004	50,024*
Invesco Private Prime Fund	7,045,803	55,012,622	(59,260,836)	(92)	1,022	2,798,519	136,735*
Total	$67,781,178	$615,645,849	$(657,772,363)	$(1,189)	$4,936	$25,658,411	$985,302

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(q)	The table below details options purchased.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	6,000,000	$ 52,236
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	4,000,000	27,346
AUD versus NZD	Call	Merrill Lynch International	10/24/2024	NZD	1.14	AUD	4,000,000	89,382
USD versus JPY	Call	Goldman Sachs International	02/13/2026	JPY	175.00	USD	10,000,000	301,260
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	02/13/2026	JPY	175.00	USD	10,000,000	301,260
USD versus ZAR	Call	Standard Chartered Bank PLC	10/25/2024	ZAR	19.45	USD	40,000,000	311,760
Subtotal — Foreign Currency Call Options Purchased								1,083,244
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	10/29/2024	HUF	385.00	EUR	3,750,000	$356,806
EUR versus INR	Put	Goldman Sachs International	09/11/2024	INR	89.75	EUR	4,000,000	425,601
EUR versus INR	Put	Morgan Stanley and Co. International PLC	08/20/2024	INR	89.00	EUR	2,000,000	79,184
EUR versus NOK	Put	Merrill Lynch International	09/03/2024	NOK	11.25	EUR	3,000,000	51,240
EUR versus NOK	Put	Merrill Lynch International	10/23/2024	NOK	11.40	EUR	3,750,000	641,984
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	10/23/2024	NOK	11.50	EUR	3,750,000	416,355
USD versus BRL	Put	Goldman Sachs International	08/20/2024	BRL	4.78	USD	60,000,000	60
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	50,000,000	729,150
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	50,000,000	527,500
USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	2,000,000	9,554
USD versus BRL	Put	Merrill Lynch International	12/16/2024	BRL	5.30	USD	3,500,000	584,829
USD versus COP	Put	Goldman Sachs International	10/31/2024	COP	3,975.00	USD	40,000,000	504,400
USD versus COP	Put	Merrill Lynch International	10/16/2024	COP	3,950.00	USD	40,000,000	382,000
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/07/2024	COP	4,020.00	USD	50,000,000	864,800
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	15,400.00	USD	50,000,000	700
USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY	122.00	USD	10,000,000	16,470
USD versus MXN	Put	Goldman Sachs International	08/08/2024	MXN	16.30	USD	3,500,000	39
USD versus MXN	Put	Goldman Sachs International	08/22/2024	MXN	16.40	USD	4,000,000	688
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	67,500,000	219,307
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	08/21/2024	MXN	16.50	USD	5,000,000	1,000
USD versus MXN	Put	Merrill Lynch International	10/07/2024	MXN	18.00	USD	4,165,000	474,881
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	18.15	USD	37,500,000	684,075
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/20/2024	ZAR	17.90	USD	3,500,000	1,173,819
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	10/15/2024	ZAR	17.90	USD	4,000,000	347,004
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	11/21/2024	ZAR	17.90	USD	4,000,000	351,052
USD versus ZAR	Put	Standard Chartered Bank PLC	10/25/2024	ZAR	17.80	USD	40,000,000	466,440
Subtotal — Foreign Currency Put Options Purchased								9,308,938
Total Foreign Currency Options Purchased								$10,392,182

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,294,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.64%	Receive	6 Month EURIBOR	Semi-Annually	01/17/2025	EUR	63,200,000	$1,565,289
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.76	Receive	6 Month EURIBOR	Semi-Annually	10/10/2024	EUR	35,600,000	516,262
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30	Receive	KWCDC	Quarterly	11/08/2028	KRW	20,000,000,000	382,868
Subtotal — Interest Rate Call Swaptions Purchased										2,464,419
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64%	Pay	SOFR	Annually	01/11/2027	USD	20,000,000	$1,621,404
50 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.40	Pay	6 Month EURIBOR	Semi-Annually	08/15/2024	EUR	40,000,000	4,481
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	100,000,000	14,735,851
Subtotal — Interest Rate Put Swaptions Purchased										16,361,736
Total Interest Rate Swaptions Purchased										$18,826,155

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,294,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	105.00%	Markit CDX North America High Yield Index, Series 42, Version 1	(5.00)%	Quarterly	08/21/2024	3.314%	USD	86,250,000	$(96,836)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 42, Version 1	(5.00)	Quarterly	09/18/2024	3.314	USD	69,000,000	(212,435)
J.P. Morgan Chase Bank, N.A.	Put	325.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)	Quarterly	08/21/2024	2.945	EUR	80,000,000	(116,727)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)	Quarterly	09/18/2024	2.945	EUR	52,000,000	(129,551)
Total Credit Default Swaptions Written										$(555,549)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,294,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus INR	Call	J.P. Morgan Chase Bank, N.A.	12/11/2024	INR	93.00	EUR	40,000,000	$(306,147)
EUR versus PLN	Call	Goldman Sachs International	11/12/2024	PLN	4.40	EUR	40,000,000	(246,060)
USD versus BRL	Call	Goldman Sachs International	02/20/2025	BRL	5.30	USD	6,000,000	(4,708,632)
USD versus BRL	Call	Goldman Sachs International	03/20/2025	BRL	5.50	USD	4,000,000	(2,598,900)
USD versus BRL	Call	Merrill Lynch International	12/16/2024	BRL	5.90	USD	17,500,000	(389,778)
USD versus COP	Call	Goldman Sachs International	06/13/2025	COP	4,350.00	USD	20,000,000	(770,460)
USD versus COP	Call	Merrill Lynch International	10/16/2024	COP	4,200.00	USD	20,000,000	(314,060)
USD versus COP	Call	Morgan Stanley and Co. International PLC	11/07/2024	COP	4,350.00	USD	50,000,000	(574,400)
USD versus IDR	Call	Standard Chartered Bank PLC	08/23/2024	IDR	16,290.00	USD	37,500,000	(149,175)
USD versus MXN	Call	Goldman Sachs International	06/12/2025	MXN	20.00	USD	123,750,000	(5,062,984)
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	3,960,000	(1,997,677)
USD versus MXN	Call	Merrill Lynch International	06/13/2025	MXN	20.00	USD	50,000,000	(2,051,500)
USD versus TRY	Call	Goldman Sachs International	09/13/2024	TRY	38.00	USD	30,000,000	(118,620)
USD versus TRY	Call	Goldman Sachs International	09/20/2024	TRY	37.00	USD	25,000,000	(192,675)
USD versus TRY	Call	Goldman Sachs International	01/24/2025	TRY	40.00	USD	25,000,000	(1,347,575)
USD versus TRY	Call	Goldman Sachs International	05/02/2025	TRY	50.00	USD	2,000,000	(449,058)
USD versus TRY	Call	Goldman Sachs International	05/07/2025	TRY	50.00	USD	20,000,000	(893,420)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
USD versus TRY	Call	Goldman Sachs International	06/13/2025	TRY	45.40	USD	30,000,000	$(2,563,590)
USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	19.40	USD	2,500,000	(403,322)
USD versus ZAR	Call	Standard Chartered Bank PLC	10/25/2024	ZAR	18.90	USD	40,000,000	(557,960)
Subtotal — Foreign Currency Call Options Written								(25,695,993)
Currency Risk
EUR versus PLN	Put	Goldman Sachs International	11/12/2024	PLN	4.23	EUR	40,000,000	(150,173)
USD versus BRL	Put	Goldman Sachs International	12/04/2024	BRL	5.35	USD	3,000,000	(1,422,621)
USD versus CNH	Put	Goldman Sachs International	04/28/2025	CNH	6.89	USD	1,500,000	(649,444)
USD versus COP	Put	Goldman Sachs International	10/31/2024	COP	3,850.00	USD	80,000,000	(396,880)
USD versus COP	Put	Merrill Lynch International	10/16/2024	COP	3,850.00	USD	60,000,000	(247,380)
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/07/2024	COP	3,800.00	USD	50,000,000	(179,100)
USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	14,925.00	USD	75,000,000	(75)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	67,500,000	(71,483)
USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	37,500,000	(117,075)
Subtotal — Foreign Currency Put Options Written								(3,234,231)
Total – Foreign Currency Options Written								$(28,930,224)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,294,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.65%	SOFR	Receive	Annually	01/17/2025	USD	72,400,000	$(1,730,449)
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.61	SOFR	Receive	Annually	07/15/2025	USD	220,000,000	(1,981,870)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	40,000,000	(2,543,398)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.70	SOFR	Receive	Annually	09/26/2024	USD	80,000,000	(1,172,902)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30	6 Month EURIBOR	Receive	Semi-Annually	12/18/2024	EUR	40,000,000	(1,368,021)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30	6 Month EURIBOR	Receive	Semi-Annually	12/20/2024	EUR	36,400,000	(1,258,590)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.27	SOFR	Receive	Annually	07/11/2029	USD	40,000,000	(1,994,398)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.60	SOFR	Receive	Annually	09/25/2024	USD	100,000,000	(1,032,136)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.73	SOFR	Receive	Annually	10/10/2024	USD	40,000,000	(422,858)
Subtotal—Interest Rate Call Swaptions Written										(13,504,622)
Interest Rate Risk
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.00	SOFR	Pay	Annually	01/23/2025	USD	75,000,000	(775,691)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	180,000,000	(1,417,788)
10 Year Interest Rate Swap	Put	Goldman Sachs International	4.00	SOFR	Pay	Annually	01/24/2025	USD	120,000,000	(1,257,461)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.95	6 Month EURIBOR	Pay	Semi-Annually	08/15/2024	EUR	100,000,000	(2,893)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.92	SOFR	Pay	Annually	07/11/2029	USD	40,000,000	(4,165,392)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	200,000,000	(5,460,592)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.00%	SOFR	Pay	Annually	01/23/2025	USD	75,000,000	$(775,691)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.27	SOFR	Pay	Annually	07/11/2029	USD	40,000,000	(2,089,250)
Subtotal—Interest Rate Put Swaptions Written										(15,944,758)
Total Interest Rate Swaptions Written										$(29,449,380)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,294,000.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	28	September-2024	$(3,020,938)	$(56,937)	$(56,937)

(a)	Futures contracts collateralized by $276,286 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/19/2024	BNP Paribas S.A.	USD	21,695,000	KRW	29,963,899,556	$217,950
09/18/2024	Citibank, N.A.	AUD	58,982,138	USD	39,208,000	590,566
08/02/2024	Deutsche Bank AG	BRL	159,539,376	USD	29,463,304	1,256,949
08/02/2024	Deutsche Bank AG	USD	28,176,715	BRL	159,539,376	29,640
09/18/2024	Deutsche Bank AG	COP	386,606,515,000	USD	96,283,174	1,474,964
09/18/2024	Deutsche Bank AG	INR	4,640,681,000	USD	55,356,586	7,923
09/19/2024	Deutsche Bank AG	USD	36,503,310	KRW	50,090,572,400	128,510
08/02/2024	Goldman Sachs International	BRL	127,316,800	USD	22,558,062	48,617
08/02/2024	Goldman Sachs International	USD	22,485,791	BRL	127,316,800	23,654
08/02/2024	Goldman Sachs International	USD	20,375,000	TRY	699,677,500	751,964
09/03/2024	Goldman Sachs International	BRL	159,539,376	USD	28,178,605	61,234
09/18/2024	Goldman Sachs International	COP	69,206,150,000	USD	17,311,188	339,640
09/18/2024	Goldman Sachs International	MXN	267,754,000	USD	14,290,045	22,826
09/18/2024	Goldman Sachs International	USD	21,585,000	JPY	3,276,775,680	441,044
03/19/2025	Goldman Sachs International	INR	19,429,825,000	USD	230,000,000	225,756
04/02/2025	Goldman Sachs International	USD	26,325,000	MXN	519,392,250	524,465
09/18/2024	HSBC Bank USA	AUD	42,220,000	USD	28,163,201	520,459
09/18/2024	HSBC Bank USA	USD	127,109,411	JPY	19,706,598,139	5,355,683
09/18/2024	J.P. Morgan Chase Bank, N.A.	CAD	29,350,000	USD	21,526,651	239,100
09/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	50,640,000	USD	55,401,168	475,713
09/18/2024	J.P. Morgan Chase Bank, N.A.	MXN	200,521,000	USD	10,787,744	103,022
09/18/2024	J.P. Morgan Chase Bank, N.A.	PLN	16,680,000	USD	4,248,686	42,767
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	19,550,151	COP	81,634,000,000	469,102
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	187,477,853	EUR	173,384,033	578,958
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	29,457,573	GBP	23,125,500	283,948
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	11,095,000	HUF	4,114,859,235	190,496
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	45,997,875	IDR	751,720,279,200	219,956
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	36,898,505	PLN	149,795,816	873,021
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	12,349,227	THB	451,488,216	364,460
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	33,196,107	CNY	239,635,000	453,674
10/04/2024	J.P. Morgan Chase Bank, N.A.	CLP	5,430,000,000	USD	5,989,807	227,364
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/13/2024	J.P. Morgan Chase Bank, N.A.	INR	1,094,040,000	EUR	12,000,000	$66,065
08/02/2024	Merrill Lynch International	COP	17,658,000,000	USD	4,500,000	141,082
08/02/2024	Merrill Lynch International	USD	4,348,897	COP	17,658,000,000	10,021
09/11/2024	Merrill Lynch International	MXN	444,960,000	USD	24,000,000	264,675
09/18/2024	Merrill Lynch International	ZAR	296,780,000	USD	16,323,159	87,162
10/04/2024	Merrill Lynch International	CLP	22,306,900,000	EUR	22,000,000	207,133
10/18/2024	Merrill Lynch International	COP	29,080,800,000	USD	7,200,000	99,897
08/02/2024	Morgan Stanley and Co. International PLC	USD	4,347,494	COP	17,658,000,000	11,424
09/18/2024	Morgan Stanley and Co. International PLC	COP	90,415,374,000	USD	22,190,000	17,275
09/18/2024	Morgan Stanley and Co. International PLC	USD	48,347,966	COP	201,275,000,000	1,011,064
09/18/2024	Morgan Stanley and Co. International PLC	USD	23,772,248	EUR	22,055,000	149,177
09/18/2024	Morgan Stanley and Co. International PLC	USD	30,500,825	HUF	11,245,654,000	341,732
09/18/2024	Morgan Stanley and Co. International PLC	USD	3,432,499	MXN	66,009,948	84,828
09/18/2024	Morgan Stanley and Co. International PLC	USD	830,795	THB	30,000,000	13,990
09/18/2024	Morgan Stanley and Co. International PLC	USD	25,242,156	ZAR	473,994,680	688,755
09/23/2024	Morgan Stanley and Co. International PLC	CLP	5,428,840,000	USD	5,873,652	111,877
11/12/2024	Morgan Stanley and Co. International PLC	COP	100,499,000,000	USD	24,500,000	44,050
09/18/2024	Royal Bank of Canada	CAD	55,092,778	USD	40,440,470	481,686
09/18/2024	Royal Bank of Canada	MXN	24,900,000	USD	1,377,737	50,945
09/18/2024	Royal Bank of Canada	NZD	1,860,000	USD	1,138,841	31,796
09/18/2024	Standard Chartered Bank PLC	GBP	2,250,000	USD	2,933,867	40,161
04/03/2025	Standard Chartered Bank PLC	INR	2,325,400,000	USD	27,500,000	24,034
04/03/2025	Standard Chartered Bank PLC	USD	27,500,000	CNY	195,855,000	197,743
08/02/2024	UBS AG	TRY	699,677,500	USD	21,144,681	17,718
09/18/2024	UBS AG	EUR	2,195,000	USD	2,383,171	2,417
09/18/2024	UBS AG	USD	3,455,477	EUR	3,205,000	20,749
Subtotal—Appreciation						20,760,881
Currency Risk
09/18/2024	Barclays Bank PLC	JPY	6,896,270,736	USD	44,516,812	(1,838,989)
09/18/2024	Citibank, N.A.	USD	20,116,280	AUD	30,356,270	(241,090)
09/23/2024	Citibank, N.A.	CLP	778,800,000	USD	824,101	(2,461)
08/02/2024	Deutsche Bank AG	BRL	127,316,800	USD	22,485,791	(23,654)
08/02/2024	Deutsche Bank AG	USD	23,512,526	BRL	127,316,800	(1,003,080)
09/18/2024	Deutsche Bank AG	GBP	42,425,000	USD	54,281,286	(281,166)
09/18/2024	Deutsche Bank AG	PEN	171,037,000	USD	45,223,358	(523,919)
09/18/2024	Deutsche Bank AG	USD	2,365,105	EUR	2,180,000	(621)
09/18/2024	Deutsche Bank AG	USD	10,845,000	HUF	3,913,274,120	(112,376)
09/18/2024	Deutsche Bank AG	USD	12,518,691	INR	1,049,473,125	(1,792)
04/03/2025	Deutsche Bank AG	CNY	195,786,250	USD	27,500,000	(188,020)
04/03/2025	Deutsche Bank AG	USD	27,500,000	INR	2,325,940,650	(17,646)
08/02/2024	Goldman Sachs International	BRL	159,539,376	USD	28,176,715	(29,640)
08/02/2024	Goldman Sachs International	USD	28,267,276	BRL	159,539,376	(60,921)
09/03/2024	Goldman Sachs International	USD	22,487,301	BRL	127,316,800	(48,866)
09/18/2024	Goldman Sachs International	USD	22,605,164	MXN	423,555,225	(36,108)
11/08/2024	Goldman Sachs International	USD	24,500,000	JPY	3,542,700,000	(513,174)
11/12/2024	Goldman Sachs International	USD	17,186,526	COP	69,200,000,000	(347,038)
12/06/2024	Goldman Sachs International	USD	25,500,000	BRL	146,076,750	(26,805)
02/21/2025	Goldman Sachs International	CNY	272,505,600	USD	38,400,000	(69,012)
03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(604,726)
09/18/2024	HSBC Bank USA	JPY	581,798,649	USD	3,752,656	(158,117)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	55,391,000	USD	59,897,556	$(180,956)
09/18/2024	J.P. Morgan Chase Bank, N.A.	GBP	77,601,493	USD	98,951,902	(850,752)
09/18/2024	J.P. Morgan Chase Bank, N.A.	IDR	373,114,050,000	USD	22,830,904	(109,175)
09/18/2024	J.P. Morgan Chase Bank, N.A.	PLN	104,357,705	USD	25,747,426	(566,726)
09/18/2024	J.P. Morgan Chase Bank, N.A.	THB	446,259,603	USD	12,206,212	(360,239)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	21,695,000	CZK	503,902,172	(209,303)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	6,449,211	NOK	68,915,000	(125,827)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	4,253,780	PLN	16,700,000	(42,818)
09/19/2024	J.P. Morgan Chase Bank, N.A.	CNY	44,785,000	USD	6,203,967	(84,786)
09/19/2024	J.P. Morgan Chase Bank, N.A.	USD	17,857,887	KRW	24,282,977,030	(99,463)
09/23/2024	J.P. Morgan Chase Bank, N.A.	USD	5,989,255	CLP	5,428,840,000	(227,480)
09/18/2024	Merrill Lynch International	USD	16,324,259	ZAR	296,800,000	(87,168)
10/09/2024	Merrill Lynch International	USD	3,960,000	MXN	69,616,800	(262,620)
08/02/2024	Morgan Stanley and Co. International PLC	COP	17,658,000,000	USD	4,348,897	(10,021)
09/18/2024	Morgan Stanley and Co. International PLC	COP	17,658,000,000	USD	4,313,721	(16,582)
09/18/2024	Morgan Stanley and Co. International PLC	EUR	8,790,000	USD	9,486,542	(47,319)
09/18/2024	Morgan Stanley and Co. International PLC	HUF	9,027,943,772	USD	24,485,879	(274,341)
09/18/2024	Morgan Stanley and Co. International PLC	IDR	183,644,440,000	USD	11,095,000	(195,966)
09/18/2024	Morgan Stanley and Co. International PLC	THB	30,300,000	USD	839,103	(14,130)
09/18/2024	Morgan Stanley and Co. International PLC	USD	615,978	CZK	13,995,004	(19,250)
09/18/2024	Morgan Stanley and Co. International PLC	USD	36,499,804	ZAR	658,480,000	(476,221)
09/18/2024	Morgan Stanley and Co. International PLC	ZAR	1,987,593,530	USD	105,956,527	(2,779,106)
09/19/2024	Morgan Stanley and Co. International PLC	KRW	74,325,600,000	USD	54,000,000	(355,179)
09/23/2024	Morgan Stanley and Co. International PLC	USD	34,178,889	CLP	31,590,522,015	(651,017)
04/02/2025	Morgan Stanley and Co. International PLC	MXN	517,924,631	USD	26,325,000	(448,598)
09/18/2024	Royal Bank of Canada	USD	5,393,830	CAD	7,405,000	(22,984)
09/18/2024	Royal Bank of Canada	USD	1,378,290	MXN	24,910,000	(50,966)
09/18/2024	Royal Bank of Canada	USD	2,498,585	NZD	4,080,788	(69,760)
09/18/2024	Standard Chartered Bank PLC	USD	210,696	CZK	4,849,996	(3,899)
10/29/2024	Standard Chartered Bank PLC	ZAR	295,920,000	USD	16,000,000	(136,978)
09/18/2024	UBS AG	EUR	1,820,000	USD	1,962,237	(11,782)
09/18/2024	UBS AG	JPY	1,431,700,000	USD	9,104,512	(519,182)
09/18/2024	UBS AG	USD	20,123,023	TRY	699,677,500	(78,396)
Subtotal—Depreciation						(15,518,211)
Total Forward Foreign Currency Contracts						$5,242,670

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Buy	(5.00)%	Quarterly	06/20/2029	3.314%	USD	76,055,000	$(5,216,996)	$(5,173,261)	$43,735
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.542	EUR	7,500,000	102,153	154,026	51,873
Subtotal - Appreciation								(5,114,843)	(5,019,235)	95,608
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Credit Default Swap Agreements(a)—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2027	1.122%	USD	5,000,000	$187,984	$14,380	$(173,604)
Markit iTraxx Europe Crossover Index, Series 41, Version 1	Buy	(5.00)	Quarterly	06/20/2029	2.945	EUR	79,290,000	(7,050,175)	(7,293,557)	(243,382)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.561	EUR	7,500,000	(71,788)	(145,779)	(73,991)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	1.952	USD	5,000,000	244,425	204,320	(40,105)
Subtotal - Depreciation								(6,689,554)	(7,220,636)	(531,082)
Total Centrally Cleared Credit Default Swap Agreements								$(11,804,397)	$(12,239,871)	$(435,474)

(a)	Centrally cleared swap agreements collateralized by $7,294,815 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month BBSW	Semi-Annually	4.54%	Semi-Annually	08/01/2034	AUD	65,480,000	$—	$72,143	$72,143
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	1,665,000,000	—	82,052	82,052
Pay	SONIA	Annually	3.89	Annually	07/12/2054	GBP	50,400,000	—	111,249	111,249
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,200,000	—	120,397	120,397
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	1,165,000,000	—	198,940	198,940
Pay	6 Month EURIBOR	Semi-Annually	2.70	Annually	05/09/2034	EUR	21,200,000	—	228,620	228,620
Pay	SONIA	Annually	3.99	Annually	05/03/2054	GBP	24,380,000	—	254,357	254,357
Pay	6 Month BBSW	Semi-Annually	4.39	Semi-Annually	06/07/2034	AUD	27,320,000	—	275,342	275,342
Pay	28 Day MXN TIIE	28 days	10.85	28 days	06/11/2026	MXN	472,727,500	—	306,732	306,732
Pay	6 Month BBSW	Semi-Annually	4.42	Semi-Annually	06/07/2034	AUD	28,000,000	—	333,278	333,278
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	50,000,000,000	—	363,234	363,234
Pay	28 Day MXN TIIE	28 days	10.88	28 days	06/11/2026	MXN	567,272,500	—	383,730	383,730
Receive	TONAR	Annually	(0.53)	Annually	03/12/2029	JPY	9,000,006,432	—	431,124	431,124
Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	200,000,000	(144,566)	296,362	440,928
Pay	6 Month EURIBOR	Semi-Annually	2.71	Annually	07/24/2034	EUR	45,400,000	—	525,714	525,714
Pay	3 Month CZK PRIBOR	Semi-Annually	4.08	Annually	06/05/2029	CZK	380,000,000	—	553,798	553,798
Pay	28 Day MXN TIIE	28 days	9.71	28 days	04/23/2029	MXN	875,000,000	—	630,910	630,910
Pay	SOFR	Annually	4.16	Annually	08/29/2026	USD	585,000,000	(15,221)	616,502	631,723
Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	115,000,000	—	831,242	831,242
Pay	28 Day MXN TIIE	28 days	10.36	28 days	09/16/2026	MXN	2,365,000,000	—	982,415	982,415
Pay	6 Month BBSW	Semi-Annually	4.70	Semi-Annually	05/02/2034	AUD	38,000,000	—	1,003,086	1,003,086
Receive	BZDIOVRA	At Maturity	(11.23)	At Maturity	01/02/2029	BRL	235,198,849	—	1,016,493	1,016,493
Pay	SOFR	Annually	4.38	Annually	03/19/2027	USD	107,500,000	—	1,432,403	1,432,403
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month EURIBOR	Semi-Annually	3.01%	Annually	06/04/2029	EUR	75,000,000	$(12,124)	$1,564,433	$1,576,557
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	07/04/2029	EUR	96,000,000	—	2,006,454	2,006,454
Receive	COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	2,111,761	2,111,761
Pay	SOFR	Annually	3.85	Annually	04/08/2028	USD	260,000,000	(30,305)	2,157,194	2,187,499
Subtotal — Appreciation								(202,216)	18,889,965	19,092,181
Interest Rate Risk
Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	397,901,408	—	(3,113,814)	(3,113,814)
Receive	CORRA	Semi-Annually	(3.51)	Semi-Annually	03/26/2034	CAD	80,000,000	—	(1,858,668)	(1,858,668)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	290,000,000	—	(1,426,610)	(1,426,610)
Receive	28 Day MXN TIIE	28 days	(9.69)	28 days	09/06/2034	MXN	653,935,000	—	(1,128,659)	(1,128,659)
Pay	28 Day MXN TIIE	28 days	8.86	28 days	03/14/2029	MXN	1,063,880,000	—	(1,110,602)	(1,110,602)
Receive	3 Month BBSW	Quarterly	(4.33)	Quarterly	06/28/2027	AUD	107,600,000	—	(989,389)	(989,389)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	60,845,000,000	—	(906,549)	(906,549)
Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	90,677,160	—	(803,868)	(803,868)
Receive	SOFR	Annually	(3.73)	Annually	07/25/2034	USD	159,800,000	50,000	(630,314)	(680,314)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.52)	Semi-Annually	03/19/2027	INR	9,500,000,000	—	(667,178)	(667,178)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	141,000,000	—	(640,324)	(640,324)
Receive	28 Day MXN TIIE	28 days	(9.55)	28 days	04/17/2034	MXN	525,000,000	—	(573,945)	(573,945)
Receive	SOFR	Annually	(3.76)	Annually	07/25/2034	USD	112,500,000	—	(537,707)	(537,707)
Receive	SOFR	Annually	(3.63)	Annually	08/29/2054	USD	36,500,000	36,053	(456,145)	(492,198)
Receive	SOFR	Annually	(3.77)	Annually	08/29/2034	USD	61,000,000	(62,885)	(521,732)	(458,847)
Pay	28 Day MXN TIIE	28 days	8.87	28 days	03/14/2029	MXN	415,000,000	—	(426,899)	(426,899)
Receive	6 Month BBSW	Semi-Annually	(4.18)	Semi-Annually	09/02/2029	AUD	60,000,000	—	(363,443)	(363,443)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.37)	Semi-Annually	03/19/2027	INR	9,500,000,000	—	(355,563)	(355,563)
Receive	SORA	Semi-Annually	(2.53)	Semi-Annually	08/02/2044	SGD	40,000,000	—	(301,666)	(301,666)
Receive	SOFR	Annually	(3.74)	Annually	07/26/2034	USD	71,000,000	16,625	(282,238)	(298,863)
Receive	SOFR	Annually	(3.75)	Annually	07/26/2034	USD	58,700,000	—	(269,442)	(269,442)
Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/06/2027	MXN	1,540,000,000	—	(250,615)	(250,615)
Receive	SOFR	Annually	(3.36)	Annually	07/12/2054	USD	61,600,000	—	(218,062)	(218,062)
Receive	28 Day MXN TIIE	28 days	(9.36)	28 days	09/06/2034	MXN	282,000,000	—	(154,309)	(154,309)
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,200,000	—	(131,202)	(131,202)
Pay	BZDIOVRA	At Maturity	11.57	At Maturity	01/04/2027	BRL	226,710,839	—	(127,432)	(127,432)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	13,500,000,000	—	(85,692)	(85,692)
Pay	28 Day MXN TIIE	28 days	9.24	28 days	09/12/2029	MXN	179,075,000	—	(8,086)	(8,086)
Subtotal — Depreciation								39,793	(18,340,153)	(18,379,946)
Total Centrally Cleared Interest Rate Swap Agreements								$(162,423)	$549,812	$712,235

(a)	Centrally cleared swap agreements collateralized by $7,294,815 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.206%	EUR	5,000,000	$7,612	$16,722	$9,110
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.381	EUR	10,000,000	157,211	194,412	37,201
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 1	Sell	5.00	Quarterly	12/20/2028	5.770	EUR	15,000,000	(618,894)	(482,198)	136,696
Subtotal—Appreciation									(454,071)	(271,064)	183,007
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.297	EUR	5,000,000	4,945	(14,818)	(19,763)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.122	USD	24,716,346	(2,422,104)	(2,720,504)	(298,400)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.261	USD	19,988,462	(2,492,298)	(2,935,878)	(443,580)
Subtotal—Depreciation									(4,909,457)	(5,671,200)	(761,743)
Total Open Over-The-Counter Credit Default Swap Agreements									$(5,363,528)	$(5,942,264)	$(578,736)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,294,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Morgan Stanley and Co. International PLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD	200,000,000	$—	$(296,362)	$(296,362)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $42,294,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EFFR	—Effective Federal Funds Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$659,937,529	$—	$659,937,529
U.S. Dollar Denominated Bonds & Notes	—	148,945,270	—	148,945,270
Asset-Backed Securities	—	59,742,017	13,066,925	72,808,942
U.S. Treasury Securities	—	68,652,428	—	68,652,428
Common Stocks & Other Equity Interests	37,881,167	—	—	37,881,167
Money Market Funds	21,785,888	3,872,523	—	25,658,411
Options Purchased	—	29,218,337	—	29,218,337
Total Investments in Securities	59,667,055	970,368,104	13,066,925	1,043,102,084
Other Investments - Assets*
Forward Foreign Currency Contracts	—	20,760,881	—	20,760,881
Swap Agreements	—	19,370,796	—	19,370,796
	—	40,131,677	—	40,131,677
Other Investments - Liabilities*
Futures Contracts	(56,937)	—	—	(56,937)
Forward Foreign Currency Contracts	—	(15,518,211)	—	(15,518,211)
Options Written	—	(58,935,153)	—	(58,935,153)
Swap Agreements	—	(19,969,133)	—	(19,969,133)
	(56,937)	(94,422,497)	—	(94,479,434)
Total Other Investments	(56,937)	(54,290,820)	—	(54,347,757)
Total Investments	$59,610,118	$916,077,284	$13,066,925	$988,754,327

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2024:
	Value 10/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/24
Asset-Backed Securities	$14,327,403	$—	$—	$—	$—	$(1,260,478)	$—	$—	$13,066,925
Invesco International Bond Fund